TAXES ON INCOME	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 13: -	TAXES ON INCOME

a.	Corporate tax rates in Israel:

The corporate tax rate in Israel is 23%.

b.	Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

c.	Carryforward tax losses and credits:

As of December 31, 2025, the Company had operating loss carry forwards for Israeli income tax purposes of approximately $705,000 which may be offset indefinitely against future taxable income.

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The principal components of the Company’s deferred tax assets are as follows:

	December 31,
	2025	2024

Deferred tax assets:

Net operating loss carryforward	$162,180	$146,966
Research and development costs carryforward	13,684	16,896
Capital loss carryforward	3,082	2,899
Inventory provision	821	1,006
Accrued expenses	907	849
Property and equipment	719	603
Lease liabilities	6,789	5,305
Other	1,112	1,490

Total deferred tax assets	189,294	176,014

Valuation allowance	(183,522)	(170,647)

Deferred tax liabilities:

Right-of-use assets	(5,770)	(5,335)
Other	(2)	(32)

Total deferred tax liabilities	(5,772)	(5,367)

Net deferred tax	$-	$-

Based on the available evidence, management believes that it is more likely than not that certain of its deferred tax assets relating to net operating loss carryforwards and other temporary differences in Israel will not be realized and accordingly a valuation allowance has been provided.

As of December 31, 2025, and 2024, the Company has not provided a deferred tax liability in respect of cumulative undistributed earnings relating to the Company’s foreign subsidiaries, as the Company intends to keep these earnings permanently invested.

e.	Loss before taxes on income is comprised as follows:

	Year ended December 31,
	2025	2024	2023

Domestic (Israel)	$(68,151)	$(94,937)	$(125,228)
Foreign	527	347	2,416

Loss before taxes on income	$(67,624)	$(94,590)	$(122,812)

f.	Income taxes are comprised as follows:

	Year ended December 31,
	2025	2024	2023

Current	$171	$167	$642

Domestic (Israel)	71	104	131
Foreign	100	63	511

Income taxes	$171	$167	$642

g.	The reconciliation of the tax benefit at the Israeli statutory tax rate to the Company’s income taxes is as follows:

	Year ended December 31,
	2025	2024	2023

Israel tax provision at statutory rate	23.00%	23.00%	23.00%
Non-deductible share-based compensation	(4.98)%	(4.37)%	(3.87)%
Effect of other permanent differences	(0.21)%	(0.15)%	(0.31)%
Change in valuation allowance	(19.04)%	(19.14)%	(27.71)%
Issuance costs	0.93%	0.36%	6.52%
Provision to return	-	-	0.24%
Capital losses	0.27%	1.06%	1.47%
Other adjustments	(0.22)%	(0.94)%	0.14%

Effective tax rate	(0.25)%	(0.18)%	(0.52)%

h.	Tax assessments:

The Company’s tax assessments through 2019 are considered final.

As of December 31, 2025, the tax returns of the Company are still subject to audits by the tax authorities for the tax years 2020 onwards.

i.	Uncertain tax positions:

The Company has reviewed the tax positions taken, or to be taken, in its tax returns for all tax years currently open to examination by a taxing authority. As of December 31, 2025 and 2024, the Company has not recorded any uncertain tax position liability.